CONTRACTUAL OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2023
CONTRACTUAL OBLIGATIONS [Abstract]
Contractual Commitments
As of December 31, 2023, the Company had the following contractual commitments:

	Estimated maturity date
	Total	Due less than one year	As of 12/31/2024	From 01/01/2025 to 12/31/2025	From 01/01/2026 to 12/31/2026	From 01/01/2027 to 12/31/2027
Financial indebtedness (1)	496,550,458	-	78,682,864	417,867,594	-	-
Purchase obligations (2)	45,693,729	-	45,693,729	-	-	-
Financial Leases	18,820,619	609,434	6,620,245	6,655,985	4,255,896	679,059
Total	561,064,806	609,434	130,996,838	424,523,579	4,255,896	679,059

(1)	Corresponds to the cancellation of principal and interest of the financial indebtedness. For further information, see Note 13.
(2)	Corresponds to purchase of natural gas contracts for the processing of liquids.